Provisions, income tax liabilities and other liabilities - Additional Information (Details) € in Millions					12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2022 EUR (€) Country age plan	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Provisions and other non-current liabilities [Line Items]
Number of major countries included in pension obligations | Country					4
Pension obligation, percentage to defined benefit liability	89.00%				89.00%
Pension obligations, percentage to plan assets	88.00%				88.00%
Employee termination benefits	€ 1,039	€ 943	€ 1,260		€ 1,039	€ 943	€ 1,260
Average residual holding periods	2 years 7 months 6 days	1 year 11 months 8 days	1 year 11 months 26 days
Non-current income tax liabilities	€ 1,979	€ 2,039	€ 1,733	[1]	€ 1,979	2,039	1,733	[1]
Tax charge on deemed repatriation attributable to accumulated earnings payable period					8 years
Liability recognized representing the estimated cost					€ 1,020	960	894
Other non-current liabilities	519	291	317		519	291	€ 317
Unused capital losses for which no deferred tax asset recognised	488				488
US legal restructuring
Provisions and other non-current liabilities [Line Items]
Unused capital losses for which no deferred tax asset recognised		2,900				€ 2,900
Capital losses, carry back period						3 years
Percentage of capital losses used							33.33%
Later than 12 months
Provisions and other non-current liabilities [Line Items]
Other non-current liabilities	459	576	569		€ 459	€ 576	€ 569
Other environment related provision
Provisions and other non-current liabilities [Line Items]
Identified environmental risks provisions estimated obligation period					30 years
Other provisions, expected utilized amount in 2022					€ 96
Other provisions, expected utilized amount in 2023 through 2026					201
Uncertainties over income tax treatments
Provisions and other non-current liabilities [Line Items]
Non-current income tax liabilities	1,520	1,463	1,164		1,520	1,463	1,164
France
Provisions and other non-current liabilities [Line Items]
Employee termination benefits	€ 804	614	889		€ 804	614	889
US
Provisions and other non-current liabilities [Line Items]
Number of types of defined-benefit plan | plan					2
UK
Provisions and other non-current liabilities [Line Items]
Retirement age | age					65
Notional retirement age | age					60
UK | Bottom of range
Provisions and other non-current liabilities [Line Items]
Vesting right percentage					1.25%
UK | Top of range
Provisions and other non-current liabilities [Line Items]
Vesting right percentage					1.50%
Lump-sum retirement benefit plans | France
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	35.00%				35.00%
Defined benefit pension plans | France
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	65.00%				65.00%
Defined benefit pension plans | US | Qualified defined benefit pension plans
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	60.00%				60.00%
Defined benefit pension plans | US | Non qualified defined benefit pension plans
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	14.00%				14.00%
Defined benefit pension plans | UK
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	100.00%				100.00%
Top-up defined-benefit pension plan | Germany
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	62.00%				62.00%
Sanofi-Aventis Plus | Germany
Provisions and other non-current liabilities [Line Items]
Employer's contribution percentage					15.00%
Multi-employer plan (Pensionskasses) | Germany
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	24.00%				24.00%
Employee termination benefits	€ 652	€ 877	€ 773		€ 652	€ 877	€ 773
Healthcare Cover And Life Insurance | US
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	26.00%				26.00%
Employee termination benefits	€ 409				€ 409
Healthcare Cover And Life Insurance | US | Plan assets
Provisions and other non-current liabilities [Line Items]
Pension obligations, percentage to plan assets	3.00%				3.00%
Net amount shown in the balance sheet at end of period	€ 28				€ 28

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.